One Commerce Square
Philadelphia, PA 19103

Delaware Investments
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1933 Act Rule 497(j)
File No. 2-70164
1940 Act File No. 811-3120

July 07, 2003
Filed via EDGAR (CIK #0000320572)
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Securities and Exchange Commission
Document Control

450 Fifth Street, N.W.
Washington, D.C. 20549

Re: File No. 2-70164
DELAWARE GROUP TAX-FREE MONEY FUNDS
DELAWARE TAX-FREE MONEY FUND
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Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectuses and the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 29, the most recent Post-Effective Amendment of Delaware Group Limited-Term Government Funds. Post-Effective Amendment No. 29 was filed electronically with the Commission on June 30, 2003 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

/s/ Brian L. Murray, Jr.
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Brian L. Murray
Vice President/Associate General Counsel/
Assistant Secretary